Annual Total Returns (Vanguard Total International Bond Index Fund - Admiral Shares Participant:) (Vanguard Total International Bond Index Fund, Vanguard Total International Bond Index Fund - Admiral Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - Admiral Shares
Annual Total Return
2014	8.82%